Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2016	Mar. 31, 2015
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 2,990,754	¥ 6,656,187
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	74,112	94,941
U.S. agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		69,805	86,973
Japanese agency securities | Debt securities | Agency mortgage-backed securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 4,307	¥ 7,968

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥86,973 million and ¥7,968 million, respectively, at March 31, 2015, and ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.